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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21129

   Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                                Pasadena, CA 91101
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                                Pasadena, CA 91101
                    ---------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300

                      Date of fiscal year end:November 30

            Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

FORM N-PX SPREADSHEET*

REGISTRANT NAME:                     Flaherty & Crumrine / Claymore Preferred Securities Income Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER:  811 - 21129
REPORTING PERIOD:                    07/01/2010 - 06/30/2011
REGISTRANT  ADDRESS:                 301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101
NAME OF SERIES (AS APPLICABLE):


                                                                                                 FUND'S
                                                                                                  VOTE
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                                PROPOSAL,
                                                                                               OR ABSTAIN;
                                                                                                 FOR OR        WHETHER
                                                                                      WHETHER   WITHHOLD       VOTE WAS
   ISSUER OF    EXCHANGE                                              WHO PROPOSED   FUND CAST  REGARDING       FOR OR
   PORTFOLIO     TICKER             SHAREHOLDER     SUMMARY OF      MATTER: ISSUER /  VOTE ON  ELECTION OF     AGAINST
    SECURITY     SYMBOL   CUSIP #  MEETING DATE   MATTER VOTED ON     SHAREHOLDER     MATTER    DIRECTORS     MANAGEMENT
--------------- -------- --------- ------------ ------------------- ---------------- --------- -----------   ------------
BANK OF AMERICA BAC      060505559 5/11/2011    An advisory "say    Issuer           Yes       For           For
CORP                                            on pay" vote to
                                                approve executive
                                                compensation
BANK OF AMERICA BAC      060505559 5/11/2011    An advisory vote    Issuer           Yes       For           For
CORP                                            on the frequency
                                                of future advisory
                                                "say on pay" votes
BANK OF AMERICA BAC      060505559 5/11/2011    Approve auditor     Issuer           Yes       For           For
CORP
BANK OF AMERICA BAC      060505559 5/11/2011    Approve directors   Issuer           Yes       For           For
CORP
BANK OF AMERICA BAC      060505559 5/11/2011    Cumulative voting   Security         Yes       Against       For
CORP                                            in contested        Holder
                                                elections
BANK OF AMERICA BAC      060505559 5/11/2011    Disclosure of       Security         Yes       Against       For
CORP                                            government          Holder
                                                employment
BANK OF AMERICA BAC      060505559 5/11/2011    Grassroots lobbying Security         Yes       Against       For
CORP                                                                Holder
BANK OF AMERICA BAC      060505559 5/11/2011    Mortgage servicing  Security         Yes       Against       For
CORP                                            operations          Holder
BANK OF AMERICA BAC      060505559 5/11/2011    OTC Derivatives     Security         Yes       Against       For
CORP                                            trading             Holder
BANK OF AMERICA BAC      060505559 5/11/2011    Prohibition of      Security         Yes       Against       For
CORP                                            certain relocation  Holder
                                                benefits
BANK OF AMERICA BAC      060505559 5/11/2011    Recoupment of       Security         Yes       Against       For
CORP                                            incentive           Holder
                                                compensation
BANK OF AMERICA BAC      060505559 5/11/2011    Stockholder action  Security         Yes       Against       For
CORP                                            by written consent  Holder

CIT Group Inc   CIT      125581801 5/10/2011    Approve auditor     Issuer           Yes       For           For
CIT Group Inc   CIT      125581801 5/10/2011    Approve directors   Issuer           Yes       For           For
CIT Group Inc   CIT      125581801 5/10/2011    Approve executive   Issuer           Yes       For           For
                                                compensation
CIT Group Inc   CIT      125581801 5/10/2011    Approve holding     Issuer           Yes       For           For
                                                stockholder
                                                advisory votes on
                                                executive
                                                compensation on an
                                                annual basis
CIT Group Inc   CIT      125581801 5/10/2011    Approve the         Issuer           Yes       For           For
                                                employee stock
                                                purchase plan and
                                                the number of
                                                shares available
                                                for purchase

WACHOVIA PFD    WFC      92977V206 5/10/2011    Approve directors   Issuer           Yes       For           For
FUNDING

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*    Complete for each series of the Registrant, as applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Flaherty&Crumrine/Claymore Preferred Securities Income Fund
            Incorporated

By  (Signature  and  Title)* /s/ Donald  F. Crumrine
                             -------------------------------------
                             Donald F. Crumrine,
                             Director, Chairman of the Board
                             and Chief Executive Officer
                             (principal executive officer)

Date August 18, 2011


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*   Print the name and title of each signing officer under his or her signature.